Notes to the Statement of Consolidated Cash Flows - Summary of Notes to Statement of Consolidated Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit before income tax	¥ 8,610	¥ 6,497	¥ 5,667
Adjustments for:
Depreciation of property, plant and equipment and amortization of other non-currentassets	13,769	12,345	10,710
Amortization of intangible assets	143	129	85
Depreciation of investment properties	12	11	4
Amortization of prepayments for land use right	45	63	60
Gains on disposal of property, plant and equipment	(13)	(74)	(377)
Gain on disposal of prepayments for land use right	(5)	(3)	(1)
Gain on disposal of investment in a subsidiary	(1,754)		(41)
Gain on disposal of investment in an associate	(12)	(12)
Gain on disposal of available-for-sale investments	(4)	(95)	(33)
Dividend income from available-for-sale investments	(33)	(28)	(13)
Share of results of associates	(202)	(148)	(126)
Share of results of joint ventures	(49)	(39)	(26)
Net foreign exchange (gain)/loss	(2,378)	3,246	5,480
Loss/(gain) on fair value changes of derivative financial instruments	311	(2)	(6)
Impairment charges	491	29	228
Interest income	(111)	(96)	(66)
Interest expense	3,184	2,641	2,075
Operating profit before working capital changes	22,004	24,464	23,620
Changes in working capital
Flight equipment spare parts	(109)	(202)	117
Trade and notes receivables	(500)	208	985
Prepayments and other receivables	(753)	(839)	(2,011)
Restricted bank deposits and short-term bank deposits	(8)	(8)
Sales in advance of carriage	(569)	1,836	777
Trade and bills payables	1,725	(336)	1,629
Other payables and accruals	340	1,424	(234)
Staff housing allowances	62	(57)	105
Other long-term liabilities	(728)	(883)	1,164
Post-retirement benefit obligations	(217)	321	(282)
Provision for return condition checks for aircraft under operating leases	(139)	167	(381)
Operating lease deposits		59	46
Cash generated from operations	¥ 21,108	¥ 26,154	¥ 25,535